Accounts receivable and others (Details 5) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Accounts Receivable And Others Details 5Abstract
Withholding income tax (IRRF) on financial investments to be offset		R$ 3,843	R$ 4,940
Income tax losses and social contribution carryforwards		148
Other recoverable taxes and contributions		5,488	2,186
Total current	[1]	9,479	7,126
ICMS recoverable		8,429	7,658
ICMS recoverable on property, plant and equipment		409	684
Non-cumulative PIS and COFINS to be offset		6,837	7,031
IRRF on financial investments to be offset		2,172	4,751
Total noncurrent		R$ 17,847	R$ 20,124

[1]	Of the amounts consolidated as of June 30, 2018, the amount of R$ 4,844 refers to Value Added Tax in Paraguay.